EQUITY (Details Narrative) - USD ($)											6 Months Ended		12 Months Ended
	Apr. 12, 2024	Nov. 07, 2023	Jan. 26, 2023	Dec. 15, 2022	Jun. 30, 2022	Jun. 03, 2022	Feb. 24, 2022	Jul. 19, 2021	Jan. 31, 2021	Jan. 20, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Nov. 06, 2023	Oct. 22, 2022	Jul. 31, 2021	Apr. 26, 2017	Jul. 11, 2016
Class of Stock [Line Items]
Common stock, shares authorized																		100,000,000	15,000,000
Common stock, par value																		$ 0.002	$ 0.002
Shares outstanding, shares											10,626,566		10,621,762					15,000,000
Number of shares issued, value											$ 242,500	$ 334,500
Proceeds from issuance of warrants											15,101
Warrants modification expense											$ 239,308
Statutory reserve description											Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital.
Allocatiion to statutory reserve											$ 0	$ 0
Restricted reserve											$ 291,443		$ 291,443
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of warrants									$ 5,400,000
Warrants exercised											5,000		0	86,378
Warrant outstanding											35,985
Warrant exercise price											$ 11.1
Warrants weighted average remaining term											1 year 2 months 15 days
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants exercised	76,819
Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 84.0				$ 54.0					$ 84.0			$ 36.4
Warrants issued					109,091				86,378					109,091			8,712
Expiration date					Jun. 03, 2024
Warrants modification expense		$ 239,308
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Shares issued price per share									$ 54.0
Warrants issued									13,821
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized															90,931,000
Common stock, par value											$ 0		$ 0		$ 0.002
Shares outstanding, shares											1,557,566		1,552,762
Common Class A [Member] | Real Miracle Investments Limited [Member]
Class of Stock [Line Items]
Number of shares issued				15,000
Number of shares issued, value				$ 334,500
Common Class A [Member] | Mr Silong Chen [Member]
Class of Stock [Line Items]
Number of shares issued			75,000
Number of shares issued, value			$ 1,455,000
Common Class A [Member] | Mr Silong Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued			25,000
Common Class A [Member] | Dr. Yunhao Chen [Member]
Class of Stock [Line Items]
Number of shares issued			7,500
Number of shares issued, value			$ 145,500
Common Class A [Member] | Dr. Yunhao Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued			2,500
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares issuance of sales						181,818	98,313	108,906		172,757
Shares issued price per share						$ 66.0	$ 57.6	$ 36.4		$ 43.0
Proceeds from sale of common shares						$ 10,900,000	$ 4,700,000	$ 3,500,000		$ 6,600,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized															19,069,000
Common stock, par value											$ 0		$ 0		$ 0.002
Shares outstanding, shares											9,069,000		9,069,000
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																100,000,000
Common stock, par value																$ 0.002
Minimum [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 3.02
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																90,931,000
Minimum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																9,069,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																110,000,000
Common stock, par value																$ 0.002
Maximum [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 84.0
Maximum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																90,931,000
Maximum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																19,069,000